Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (34,221)	$ (43,530)
Cumulative-effect adjustment to retained earnings	301
Ending balance	(45,968)	(34,221)	$ (43,530)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(33,499)	(43,459)	(47,204)
Current period other comprehensive income (loss)	(13,105)	9,960	3,745
Ending balance	(46,604)	(33,499)	(43,459)
Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(421)	215	600
Current period other comprehensive income (loss)	1,151	(421)	(579)
Reclassification adjustment	(94)	(215)	194
Ending balance	636	(421)	215
Equity Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(301)	(286)	(300)
Cumulative-effect adjustment to retained earnings	$ 301
Current period other comprehensive income (loss)		(15)	14
Ending balance		$ (301)	$ (286)